CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (10K) (Parenthetical) - 12 months ended Dec. 31, 2013 - USD ($)	Total
Issuance of common stock and warrants in a private placement offering costs	$ 4,379
Issuance of common stock and warrants in a private placement offering costs	$ 2,175
Issuance of common stock (in shares)	725,274
Cashless exercise of warrants, share purchased (in shares)	1,571,428